8-K Cover Page	Jun. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 11, 2026
Entity Registrant Name	YEXT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38056
Entity Tax Identification Number	20-8059722
Entity Address, Address Line One	61 Ninth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	994-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	YEXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001614178